Note 8 - Common Stock	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
8.	Common Stock

In conjunction with the September 2014 Offering, the Company entered into a Right to Shares Agreement with certain investors. Pursuant to this agreement, 106,874 shares of common stock purchased by the investors in the September 2014 Offering were cancelled. The Company is obligated to issue, and the investors have the right to receive up to 119,545 shares of the Company’s common stock, which includes 12,671shares that were not issued in the September 2014 Offering due to beneficial ownership limitations. No additional consideration will be paid upon the issuance of the shares and the subscription amount has been paid in full by the investors and is non-refundable. The Company is obligated to deliver the shares to the investors within 3 days of the investors’ request for the share issuance. If the Company fails to deliver the shares within 3 days of the request, under certain circumstances defined in the Right to Shares Agreement, the Company may be obligated to reimburse the investors in cash for losses that the investors incur as a result of not having access to the shares (the “Buy-In Shares”). In December 2014, certain investors exercised their right to such shares and the Company issued 48,790 shares of common stock. In June 2015, certain investors exercised their right to such shares and the Company issued 70,755 shares of common stock. As of December 31, 2015, there were no additional shares issuable or reserved pursuant to the Rights to Shares Agreement.

The Company assessed the provisions of the Buy-In Share feature of the Right to Shares Agreements as an embedded derivative and has concluded that the feature meets the definition of a derivative and is not clearly and closely related to the Rights to Shares equity host agreement. The Buy-In Shares feature has been bifurcated from the Rights to Shares agreement and accounted for separately. The value of this feature was nominal as of the issuance date and December 31, 2014.

On May 14, 2015, in connection with the closing of the May 2015 Offering, we issued an aggregate of 4,054,062 shares of common stock at $2.96 per share for gross proceeds of approximately $12,000,000 in accordance with the terms and conditions of those certain Securities Purchase Agreements by and between the Company and certain accredited investors. The net proceeds to the Company after the deduction of placement agent commissions and other expenses were approximately $11,040,000.

On November 24, 2015, in connection with the closing of the November 2015 Offering, we issued an aggregate of 1,071,679 shares of common stock at $5.60 per share for gross proceeds of approximately $6,000,000 in accordance with the terms and conditions of those certain Securities Purchase Agreements by and between the Company and certain accredited investors. The net proceeds to the Company after the deduction of placement agent commissions and other expenses were approximately $5,393,000.

Warrants for Common Stock

As of December 31, 2015, outstanding warrants to purchase an aggregate of 383,321 shares of common stock were as follows:

Issuance Date	Exercisable for	Expiration Date	Exercise Price	Number of Shares Outstanding Under Warrants

September 2014	Common Shares	September 23, 2019	$4.24	116,800
September 2014	Common Shares	September 30, 2024	$4.24	58,962
October 2014	Common Shares	October 13, 2019	$4.24	29,625
October 2014	Common Shares	October 31, 2019	$4.24	469
November 2014	Common Shares	November 12, 2019	$4.24	12,500
February 2015	Common Shares	February 17, 2025	$4.00	75,697
March 2015	Common Shares	March 26, 2025	$2.72	1,454
May 2015	Common Shares	May 12, 2025	$4.24	36,229
May 2015	Common Shares	May 14, 2025	$2.96	3,125
May 2015	Common Shares	May 17, 2020	$4.24	21,585
December 2015	Common Shares	December 16, 2025	$5.60	26,875
				383,321

In connection with the September 2014 Offering, the Company issued warrants to purchase a total of 117,535 shares of common stock at an exercise price of $4.24 per share. The warrants have a contractual life of five years and are exercisable immediately in whole or in part, on or before five years from the issuance date.

In connection with the Loan Agreement entered into on September 30, 2014, the Company issued a warrant to purchase a total of 58,962 shares of common stock at an exercise price of $4.24 per share. The warrant has a contractual life of ten years and is exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the fair value of the warrant on the date of issuance to be $622,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 77%, risk free interest rate of 2.5% and a contractual life of ten years. The warrant will expire on September 30, 2024. The fair value of the warrant was recorded as debt issuance costs, included in prepaid expenses and other current assets on the consolidated balance sheets and will be amortized to interest expense over the loan term. During the years ended December 31, 2015 and 2014, the Company recorded $187,000 and $48,000, respectively, of interest expense relating to the debt issuance costs. As of December 31, 2015, the remaining unamortized debt issuance costs were $387,000.

In connection with the first loan amendment in February 2015, the Company also amended the terms of the warrant issued to the lender to provide for an automatic increase of the number of shares the lender may acquire in the event the Company fails to meet certain covenants to achieve certain OUS Clinical Trial milestones or capital raising requirements as set forth in the Loan Agreement, as amended, by a number equal to the quotient derived by dividing (i) 1% of the principal balance outstanding under the Loan Agreement by (ii) the exercise price of $4.24 per share.

In October and November of 2014, the Company issued common stock warrants to various vendors and nonemployee contractors to purchase a total of 47,751 shares of common stock at an exercise price of $4.24 per share. The warrants have a contractual life of five years and are exercisable in whole or in part, either immediately upon grant or in some cases upon achieving certain milestones or vesting terms. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 61.3%, risk free interest rate of 1.55% to 1.65% and a contractual life of five years. The fair values of the warrants were recorded as professional consulting fees or clinical costs, which are included in selling, general and administrative and research and development expenses in the consolidated statements of operations for the years ended December 31, 2015 and 2014, depending on the nature of the services provided. Stock-based compensation expense related to these warrants is recognized as the warrants are earned and was $40,000 and $137,000 for the years ended December 31, 2015 and 2014, respectively. A total of 5,157 shares issuable pursuant to warrants issued to two vendors in October 2014 were cancelled in 2015 as the milestones related to these shares were not achieved.

In February 2015, the Company issued common stock warrants to employees for performance bonuses to purchase a total of 75,697 shares of common stock at an exercise price of $4.00 per share. The warrants have a contractual life of ten years and are exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 77.6%, risk free interest rate of 2.14% and a contractual life of ten years. The fair values of the warrants were recorded in selling, general and administrative and research and development expenses in the consolidated statements of operations, depending on the department classification of the employee. The stock-based compensation expense related to these warrants was $244,000 for the year ended December 31, 2015.

In March 2015, the Company issued a common stock warrant to a nonemployee contractor to purchase a total of 1,454 shares of common stock at an exercise price of $2.72 per share. The warrant has a contractual life of ten years and is exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the fair value of the warrant using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 78.9%, risk free interest rate of 1.94% and a contractual life of ten years. The fair value of the warrant was recorded as professional consulting fees, which are included in selling, general and administrative expenses in the consolidated statements of operations. The stock-based compensation expense related to this warrant was $3,000 for the year ended December 31, 2015.

In May 2015, the Company issued common stock warrants to nonemployee contractors to purchase a total of 36,229 shares of common stock at an exercise price of $4.24 per share. The warrants have a contractual life of ten years and are exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 80.1%, risk free interest rate of 2.28% and a contractual life of ten years. The fair values of the warrants were recorded as professional consulting fees, which are included in selling, general and administrative expenses in the consolidated statements of operations. The stock-based compensation expense related to these warrants was $73,000 for the year ended December 31, 2015.

In conjunction with the second loan amendment in May 2015, the Company issued a warrant to the lender to purchase a total of 3,125 shares of common stock at an exercise price of $2.96per share. The warrant has a contractual life of ten years and is exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the fair value of the warrant on the date of issuance to be $10,000 using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 80.1%, risk free interest rate of 2.23% and a contractual life of ten years. The fair value of the warrant was recorded as debt issuance costs, included in prepaid expenses and other current assets on the consolidated balance sheets and was amortized to interest expense over the period from the date of issuance to the end of the extended period to draw down the additional funds in connection with the third tranche or July 15, 2015. During the year ended December 31, 2015, the Company recorded $10,000 of interest expense relating to the debt issuance costs. As of December 31, 2015, the remaining unamortized debt issuance costs were zero.

In May 2015, the Company issued a common stock warrant to a nonemployee contractor to purchase a total of 21,585 shares of common stock at an exercise price of $4.24 per share. The warrant has a contractual life of five years and is exercisable immediately in whole or in part, on or before five years from the issuance date. The Company determined the fair value of the warrant using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 64.4%, risk free interest rate of 1.54% and a contractual life of five years. The fair value of the warrant was recorded as professional consulting fees, which are included in selling, general and administrative expenses in the consolidated statements of operations. The stock-based compensation expense related to these warrants was $47,000 for the year ended December 31, 2015.

In December 2015, the Company issued common stock warrants to employees and nonemployee contractors for performance bonuses to purchase a total of 26,875 shares of common stock at an exercise price of $5.60 per share. The warrants have a contractual life of ten years and are exercisable immediately in whole or in part, on or before ten years from the issuance date. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of 0%, volatility of 76.8%, risk free interest rate of 2.27% and a contractual life of ten years. The fair values of the warrants were recorded in selling, general and administrative and research and development expenses in the consolidated statements of operations, depending on the department classification of the employee or nonemployee contractor. The stock-based compensation expense related to these warrants was $130,000 for the year ended December 31, 2015.